Property & Equipment (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Property & Equipment [Abstract]
Depreciation expenses	$ 75,213	$ 206,014	$ 89,207